Fair Value Measurements (Details Narrative) (10-K) - USD ($)	4 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Warrant term	6 years	1 year	1 year
Measurement of warrants transfer out	$ 13,085,000